2. Summary of Significant Accounting Policies (Details - Property and Equipment) (June 2019)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Computer and Technology Equipment [Member]
Useful life	3 years	3 years
Furniture and Equipment [Member]
Useful life	5 years
Leasehold Improvements [Member]
Useful life	Lease term	Lease term
Vehicles [Member]
Useful life	3 years	3 years
Software [Member]
Useful life	3 years
Other Equipment [Member]
Useful life	3 or 5 years